SCHEDULE OF INVESTMENTS IN ASSOCIATED COMPANIES (Details)		12 Months Ended
	Feb. 13, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	10.00%
Yahaloma technologies inc [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		Canada
Proportion of ownership interest in associate		50.00%	50.00%